Investments (Details) - Schedule of group financial investments - USD ($) $ in Thousands		Dec. 31, 2021		Dec. 31, 2020
Investments (Details) - Schedule of group financial investments [Line Items]
Unquoted bonds	[1]	$ 2,934		$ 3,103
Quoted bonds		418,445		390,918
Quoted funds and alternative investments		14,377		9,791
Quoted equities		27,883	[2]	27,924
Unquoted equities	[3]	7,046		6,748
Expected credit losses and impairment		(463)		(397)
Total		470,222		438,087
Amortized cost [Member]
Investments (Details) - Schedule of group financial investments [Line Items]
Unquoted bonds	[1]	2,934		3,103
Quoted bonds
Quoted funds and alternative investments
Quoted equities			[2]
Unquoted equities	[3]
Expected credit losses and impairment		(463)		(397)
Total		2,471		2,706
Fair value through other comprehensive income [Member]
Investments (Details) - Schedule of group financial investments [Line Items]
Unquoted bonds	[1]
Quoted bonds		418,445		390,918
Quoted funds and alternative investments
Quoted equities		13,721	[2]	14,935
Unquoted equities	[3]	7,046		6,748
Expected credit losses and impairment
Total		439,212		412,601
Fair value through profit or loss [Member]
Investments (Details) - Schedule of group financial investments [Line Items]
Unquoted bonds	[1]
Quoted bonds
Quoted funds and alternative investments		14,377		9,791
Quoted equities		14,162	[2]	12,989
Unquoted equities	[3]
Expected credit losses and impairment
Total		$ 28,539		$ 22,780

[1]	This includes an investment in an unquoted bond denominated in JOD (USD pegged currency) issued by ‘Specialized Investment Compound Co.’ a local company based in Jordan with a maturity date of 22 February 2016. The said company is currently under liquidation, due to which 85% of original bond holdings with nominal value amounting to USD 1,236 thousand were not paid on that maturity date.This bond is backed up by collateral in the form of real estate properties. However, the Group management has provided USD 441 thousand to cover any potential impairment in the value of the collateral held against said investment by discounting the expected future cash flows generated from the underlying bond collaterals which mainly represent rental income.
[2]	In 2020, the Group has sold part of its holdings in a quoted equity at fair value through OCI to take advantage of the increase in the market value of the investee. The quoted equities were purchased in 2011 and held as a long-term investment. Upon disposal, the fair value of the sold share was USD 3,859 thousand and the cumulative fair value change of USD 2,341 thousand remained in the fair value reserve.
[3]	The Group has two unquoted equity investments under level 3 designated at fair value through OCI valued at USD 6,614 thousand (2020: USD 6,314 thousand) and USD 432 thousand (2020: USD 434 thousand). As at 31 December 2021 and 2020, the Group has measured the fair value of the unquoted investment valued at USD 6,614 thousand (2020: USD 6,314 thousand) by adopting a market valuation approach namely ‘multiples-based valuation’ whereby earnings-based multiples of comparable companies were considered for the valuation.